Loans and borrowings	12 Months Ended
Mar. 31, 2023
Text block [abstract]
Loans and borrowings
13. Loans and borrowings
Long-term debt
The long-term loans and borrowings consist of the following:

		Final maturity (financial year)	As at
Currency	Interest rate		March 31, 2023	March 31, 2022
US dollars	SOFR + 1.20%	2028	72,000	—
Sterling Pound	SONIA + 1.25%	2028	102,381	—

Total			174,381	—
Less: Debt issuance cost			(975)	—
Total			173,406	—

Current portion of long-term debt			$36,118	$—
Long-term debt			$137,288	$—
In July 2022, the Company obtained a term loan facility of $80,000 from The Hongkong and Shanghai Banking Corporation Limited, Hong Kong and Citibank N.A., Hong Kong Branch for general corporate purposes. The loan bears interest at a rate equivalent to the secured overnight financing rate (“SOFR”) plus a margin of
 1.20% per annum. The Company has pledged its shares of WNS (Mauritius) Limited as security for the loan. The facility agreement for the term loan contains certain financial covenants as defined in the facility agreement.
This term loan is repayable in 10 semi-annual instalments of $8,000 each. On January 9, 2023, the Company made the first scheduled repayment of $8,000. As at March 31, 2023, the Company had
complied with the financial covenants in all material respects in relation to this loan facility.
In December 2022, the Company obtained a term loan facility of £83,000 ($102,381 based on the exchange rate on March 31, 2023) from The Hongkong and Shanghai Banking Corporation Limited, Hong Kong and Citibank N.A., UK Branch to acquire The Smart Cube. The loan bears interest at a rate equivalent to the Sterling overnight index average (“SONIA”) plus a margin of 1.25% per annum. The Company has pledged its shares of WNS (Mauritius) Limited as security for the loan. The facility agreement for the term loan contains certain financial covenants as defined in the facility agreement. This term loan is repayable in 10 semi-annual instalments of £8,300 each. The first scheduled repayment is in June 2023. As at March 31, 2023, the Company had
complied with the financial covenants in all material respects in relation to this loan facility.
Short-term lines of credit
The Company’s Indian subsidiary, WNS Global Services Private Limited (“WNS Global”), has unsecured lines of credit with banks amounting to $65,596
(based on the exchange rate on March 31, 2023). The Company has established a line of credit in the UK amounting to
 $17,269
(based on the exchange rate on March 31, 2023). The Company has established a line of credit in North America amounting to
 $40,000.
The Company has also established a line of credit in the Philippines amounting to
 $15,000. Further
,
the Company has also established a line of credit in South Africa amounting to $1,686 (based on the exchange rate March 31, 2023).
As at March 31, 2023, no amounts were drawn under these lines of credit.